Debt (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of long term debt [abstract]
Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for each of the six-month periods ended June 30, 2023 and 2022, which includes short and long-term debt:

	As of June 30,
	2023 (1)		2022 (1)
Changes in total debt:
At the beginning of the year	Ps.	2,091,463,996	Ps.	2,249,695,894
Loans obtained - financing institutions	431,659,853		555,341,258
Debt payments	(436,838,825)		(565,601,629)
Accrued interest (2)(3)	75,414,835		64,077,989
Interest paid	(75,009,928)		(67,056,203)
Foreign exchange	(200,072,975)		(76,258,744)
At the end of the period	Ps.	1,886,616,956	Ps.	2,160,198,565
(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as, Multiple Services Contracts), which do not generate cash flows.
(2)During 2023, includes Ps. 164,064 of premiums and awards amortizations; Ps. (984,320) of fees and expenses related to the issuance of debt and amortized cost of Ps. 1,310,414.
(3)During 2022, includes Ps. 212,540 of premiums and awards amortizations; Ps. (355,978) of fees and expenses related to the issuance of debt and amortized cost of Ps. 5,314,601.
Summary of Foreign Currency Translation
As of June 30, 2023 and 2022, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	June 30, 2023	June 30, 2022
U.S. dollar	17.0720	19.9847
Japanese yen	0.1183	0.1466
Pounds sterling	21.5977	24.3531
Euro	18.6443	21.0219
Swiss francs	19.0535	20.8880